Acquisitions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 BoomText [Member]	Jun. 30, 2013 Sequence [Member]	Jun. 30, 2013 Front Door [Member]
Purchase price
Cash			$ 2,032,881	$ 300,000	$ 100,000
Promissory note, net					1,365,096
Discount on note payable					34,904
Shares of common stock				750,000	7,000,000
Promissory note					1,400,000
Common stock				183,750	1,034,310
Earn-out rate				10.00%
Earn-out payable				224,000
Shares held in escrow					1,750,000
Shares held in escrow rate of agreement					25.00%
Acquisition, Shares issued			1,364,350
Acquisition, Cash paid			2,032,881	300,000	100,000
Gain on adjustment of contingent consideration	625,357	999,347
Acquisition costs	$ 0	$ 223,207